MF Global Bankruptcy (Details) (USD $)		12 Months Ended				9 Months Ended
	Oct. 31, 2011	Dec. 31, 2012 Total Index Series [Member]	Dec. 31, 2011 Total Index Series [Member]	Dec. 31, 2012 Agricultural Sector Series [Member]	Dec. 31, 2011 Agricultural Sector Series [Member]	Sep. 30, 2012 MF Global Inc. [Member]	Nov. 21, 2011 MF Global Inc. [Member]	Oct. 31, 2011 MF Global Inc. [Member]	Dec. 31, 2012 MF Global Inc. [Member] Total Index Series [Member]	Dec. 31, 2012 MF Global Inc. [Member] Agricultural Sector Series [Member]
Receivable from MF Global (Textual) [Abstract]
Assets in customer segregated and secured amount accounts on deposit								$ 0
Shortfall in MF Global segregated funds							1,200,000,000
Shortfall by recording a reserve of the member's equity									7,330,679	486,844
Shortfall by recording a reserve of the member's equity (percentage)									2.33%	3.17%
Foreign currency conversions						157,344
Distribution by trustee to reduce receivable						826,971
Proceed received from the sale amount		16,047,085		1,339,829
MF Global gain/(loss)		$ 5,688,660	$ (7,330,679)	$ 347,629	$ (486,844)
Subsequent Events (Additional Textual) [Abstract]
Percentage of US trading accounts claims sold	97.75%
Percentage of foreign futures trading accounts claims sold	92.75%